New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: 212-576-7558

Fax: 212-576-8339

E-Mail: charles_a_whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Associate General Counsel

VIA EDGAR

February 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
Form N-4 Registration Statement

File Nos. 333-178743 and 811-08904
CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account – III is Post-Effective Amendment No.1 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 112 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through a variable annuity contract, marketed under the following name: New York Life Income Plus Variable Annuity (the “policy”). The Amendment contains one Prospectus along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference. Capitalized terms used but not defined herein have the meaning assigned such term in the Prospectus.

This Amendment is being filed pursuant to Rule 485 (a)(1) of the 1933 Act for the purpose of adding the following features to the policy, which will be available as of May 1, 2013: (i) revised investment division restrictions for the Guaranteed Future Income Benefit Rider, and (ii) new static Asset Allocation Models (and associated disclosures). No material changes were made to the Prospectus contained in the Amendment other than those necessary to disclose the information referenced above regarding the revised investment division restrictions for the Guaranteed Future Income Benefit Rider or the new static Asset Allocation Models.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Associate General Counsel